Share-based Compensation - Valuation assumptions (Details) - Share options	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Valuation assumptions
Expected volatility, minimum	53.00%	50.10%	49.60%
Expected volatility, maximum	53.50%	55.00%	52.10%
Weighted average volatility	53.20%	51.90%	50.80%
Expected dividends
Risk-free rate, minimum	0.90%	0.40%	1.40%
Risk-free rate, maximum	1.40%	0.70%	2.40%
Contractual term (in years)			6 years
Minimum
Valuation assumptions
Contractual term (in years)	6 years	6 years
Maximum
Valuation assumptions
Contractual term (in years)	7 years	7 years